GOODWILL AND INTANGIBLE ASSETS - Future amortization expense (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
2023		$ 3,496,577
2024		2,688,886
2025		1,666,160
Carrying Value	$ 6,897,271	$ 7,851,623	$ 5,004,393